T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.4%
NEW YORK 97.3%
Albany County Airport Auth. , 4.00%, 12/15/44	700	792
Albany County Airport Auth. , Series A, 5.00%, 12/15/30	540	691
Albany County Airport Auth. , Series B, 5.00%, 12/15/24 (1)	1,000	1,154
Albany County Airport Auth. , Series B, 5.00%, 12/15/25 (1)	1,000	1,188
Albany County Airport Auth. , Series B, 5.00%, 12/15/26 (1)	1,000	1,212
Albany Municipal Water Fin. Auth. , Series A, 5.00%, 12/1/33	420	439
Battery Park City Auth. , Senior Revenue, Series A, 4.00%,
11/1/44	1,280	1,545
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/31 (2)	750	837
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/33 (2)	650	719
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/34 (2)	500	553
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/35 (2)	500	553
Brooklyn Arena Local Dev. , Series A, 5.00%, 7/15/42	2,200	2,416
Broome County Local Dev. , United Health Services Hosp. ,
4.00%, 4/1/50 (2)	3,500	3,962
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.00%,
7/1/40	2,000	2,243
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.25%,
7/1/35	530	605
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/43 (2)	600	720
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/48 (2)	1,700	2,034
Build New York City Resource, Inwood Academy, Series A,
5.125%, 5/1/38 (3)	600	651
Build New York City Resource, Inwood Academy, Series A,
5.50%, 5/1/48 (3)	650	710
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3)	910	969
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3)	1,500	1,655
Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/44	450	514

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/49	1,700	1,921

Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/32 (Prerefunded 8/1/22) (4)	1,000	1,078

Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/42 (Prerefunded 8/1/22) (4)	2,000	2,157

Dormitory Auth. of the State of New York, Series A, 4.00%,
7/1/50	2,325	2,660

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40	1,000	1,237

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41	2,725	3,195

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48	900	1,097

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 4.00%, 7/1/40	650	725

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 5.00%, 7/1/41	1,100	1,315

Dormitory Auth. of the State of New York, Columbia Univ. ,
Series B, 5.00%, 10/1/38	1,325	1,686

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28	500	521

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34	360	372

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42	450	461

Dormitory Auth. of the State of New York, Culinary Institute of
America, 6.00%, 7/1/38	200	201

Dormitory Auth. of the State of New York, Fordham Univ. ,
4.00%, 7/1/50	3,360	3,812

Dormitory Auth. of the State of New York, Fordham Univ. ,
5.00%, 7/1/44	2,055	2,282

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33	375	443

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34	325	384

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35	375	442

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/36	615	723

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36	325	382

Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37	285	334

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38	2,000	2,382

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/23 (Prerefunded
1/1/22) (4)	1,250	1,314

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42	2,970	3,619

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45	1,000	1,101

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50	3,265	3,571

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32	1,170	1,404

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34	2,000	2,385

Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5)	1,160	1,292

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 4.00%, 7/1/41	1,500	1,680

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/38	2,000	2,443

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/39	2,230	2,667

Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36	2,000	2,289

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (3)	1,000	1,188

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/33 (3)	1,000	1,174

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/37 (3)	2,000	2,313

Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/38	500	527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46	1,000	1,143

Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series A, 5.00%, 7/1/37	1,360	1,451

Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series C, 4.00%, 7/1/49	3,500	4,095

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/26 (Prerefunded 10/1/21) (4)	1,365	1,420

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/33	3,375	4,120

Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/34	2,800	3,411

Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/25	170	176

Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/26	35	36

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	2,310	2,484

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (4)	5	5

Dormitory Auth. of the State of New York, St. John's Univ. ,
Series C, 5.25%, 7/1/25 (5)	2,000	2,385

Dormitory Auth. of the State of New York, St. John's Univ. ,
Unrefunded Balance, Series B, 5.00%, 7/1/30	1,300	1,374

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series A, 5.00%, 6/15/31	3,805	4,135

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series D, 4.00%, 2/15/39	2,000	2,370

Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/27	1,000	1,064

Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/30	1,500	1,593

Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/42	980	1,170

Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/46	2,020	2,397

Dormitory Auth. of the State of New York, State Univ. , Series B,
5.00%, 7/1/45	3,000	3,404

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Teachers College,
5.00%, 7/1/42	5,000	5,278

Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31	1,000	1,064

Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40	1,000	1,121

Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41	2,420	2,758

Dormitory Auth. of the State of New York, Touro College &
Univ. , 5.00%, 1/1/47	4,250	4,543

Dormitory Auth. of the State of New York, Touro College &
Univ. , Series A, 5.50%, 1/1/39	65	69

Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/31	460	523

Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/36	860	965

Dutchess County Local Dev. , Culinary Institute of America,
Series A1, 5.00%, 7/1/41	200	216

Dutchess County Local Dev. , Culinary Institute of America,
Series A1, 5.00%, 7/1/46	300	322

Dutchess County Local Dev. , Nuvance Health Issue, Series B,
4.00%, 7/1/49	1,000	1,097

East Rochester Housing Auth. , St. John's Healthcare, Series A,
5.00%, 4/20/27	2,420	2,465

Erie County IDA, School Fac. , 5.00%, 5/1/25	4,500	4,783

Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	1,500	496

Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	3,700	3,582

Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/34 (2)	500	561

Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/35 (2)	500	561

Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/36 (2)	460	515

Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/27	500	563

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
2/1/34	350	422
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/34	300	332
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/35	325	359
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
9/1/38	2,000	2,144
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/39	1,000	1,080
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/44	1,000	1,072
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,800	3,302
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.25%, 2/15/47	1,860	1,877
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.75%, 2/15/47	3,900	3,942
Long Island Power Auth. , Electric, 5.00%, 9/1/35	1,200	1,532
Long Island Power Auth. , Electric, 5.00%, 9/1/37	1,190	1,509
Long Island Power Auth. , Electric, 5.00%, 9/1/39	2,275	2,868
Long Island Power Auth. , Electric, 5.00%, 9/1/42	1,000	1,223
Long Island Power Auth. , Electric, 5.00%, 9/1/47	2,500	3,035
Long Island Power Auth. , Electric, Zero Coupon, 6/1/21 (2)	1,000	998
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/34	2,675	3,092
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/44	4,000	4,555
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/36	940	1,112
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/37	1,100	1,299
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/41	1,500	1,798
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/45	1,050	1,228
Madison County Capital Resource, Colgate Univ. , Series A,
5.00%, 7/1/33 (Prerefunded 7/1/23) (4)	750	843
Madison County Capital Resource, Colgate Univ. , Series B,
5.00%, 7/1/43	2,500	2,891
Metropolitan Transportation Auth. , Series A, 5.00%, 11/15/38	3,500	3,671
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(2)	3,000	3,732

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Transportation Auth. , Series C-1, 5.25%, 11/15/56	2,000	2,226
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.25%, 11/15/35	7,905	9,454
Metropolitan Transportation Auth. , Green Bond, Series A-1,
5.00%, 11/15/49	3,000	3,440
Metropolitan Transportation Auth. , Green Bond, Series A-1,
5.25%, 11/15/56	6,160	6,803
Monroe County, GO, 5.00%, 6/1/28	600	744
Monroe County, GO, 5.00%, 6/1/29	300	371
Monroe County IDC, Rochester General Hosp. , Series A, 5.00%,
12/1/37	1,890	2,004
Monroe County IDC, Rochester Regional Health Project, 4.00%,
12/1/39	1,000	1,137
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34	1,200	1,579
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35	500	656
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3)	1,000	1,161
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3)	1,075	1,239
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50	3,200	3,726
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	147	88
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	537	322
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	135	81
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	1,406	844
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20 (6)	17	14
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (6)(7)	581	58
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30	1,500	1,686

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31	1,200	1,345
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34	1,000	1,112
Nassau County Local Economic Assistance, South Nassau
Communities Hosp. , 5.00%, 7/1/27	2,000	2,117
Nassau County Local Economic Assistance, Winthrop Univ.
Hosp. Assoc. , 5.00%, 7/1/42 (Prerefunded 7/1/22) (4)	3,065	3,299
New Rochelle, Iona College, Series A, 5.00%, 7/1/34	400	437
New Rochelle, Iona College, Series A, 5.00%, 7/1/35	425	464
New Rochelle, Iona College, Series A, 5.00%, 7/1/40	1,000	1,081
New Rochelle, Iona College, Series A, 5.00%, 7/1/45	1,250	1,341
New York City, Series A-1, GO, 5.00%, 8/1/35 (Prerefunded
8/1/21) (4)	2,735	2,823
New York City, Series B-1, GO, 5.00%, 12/1/38	1,500	1,791
New York City, Series B-1, GO, 5.00%, 10/1/39	3,650	4,473
New York City, Series J, GO, 5.00%, 8/1/33	2,500	2,867
New York City Health & Hosp. , Series A, 5.50%, 2/15/23	2,000	2,008
New York City Health & Hosp. , Series C, VRDN, 0.13%, 2/15/31	1,300	1,300
New York City IDA, Yankee Stadium Project, IDRB, 4.00%,
3/1/45 (2)	2,500	2,919
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 4.00%, 6/15/40	2,000	2,403
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series DD-1, 5.00%, 6/15/49	2,500	3,100
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/33	2,360	2,527
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series HH, 5.00%, 6/15/32	2,250	2,306
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/33	4,000	4,285
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,130
New York City Transitional Fin. Auth. , Building Aid, Series S-2,
5.00%, 7/15/34	2,000	2,469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

New York City Transitional Fin. Auth. , Future Tax, Series A-3,
5.00%, 8/1/40	2,660	3,276

New York City Transitional Fin. Auth. , Future Tax, Series C-1,
4.00%, 11/1/40	3,000	3,505

New York City Transitional Fin. Auth. , Future Tax, Series D-1,
5.00%, 11/1/38	2,580	2,683

New York City Transitional Fin. Auth. , Future Tax, Series E-1,
5.00%, 2/1/43	4,470	5,399

New York City Transitional Fin. Auth. , Future Tax, Series I,
5.00%, 5/1/33	5,110	5,634

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/37	275	337

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/38	250	306

New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/39	220	268

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/33 (Prerefunded
8/1/23) (4)	2,000	2,252

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38 (Prerefunded
8/1/23) (4)	1,000	1,126

New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50	5,000	5,957

New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/35	4,000	4,557

New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/40	5,495	6,210

New York Convention Center Dev. , Hotel Unit Fee, Series B,
5.00%, 11/15/24	200	228

New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3)	1,250	1,308

New York Liberty Dev. , 3 World Trade Center, Class 1, 5.00%,
11/15/44 (3)	3,300	3,417

New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	8,000	8,370

New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.625%, 9/15/69	1,550	1,579

New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.80%, 9/15/69	1,625	1,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York Liberty Dev. , Goldman Sachs Headquarters, 5.25%,
10/1/35	3,885	5,607
New York State Thruway Auth. , Series A, 4.00%, 1/1/51	1,500	1,630
New York State Thruway Auth. , Series A, 5.00%, 3/15/33	1,390	1,529
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	3,230	3,753
New York State Thruway Auth. , Series B, 4.00%, 1/1/45	1,100	1,255
New York State Thruway Auth. , Series B, 4.00%, 1/1/45 (2)	2,000	2,324
New York State Thruway Auth. , Series J, 5.00%, 1/1/41	2,000	2,231
New York State Transportation Dev. , American Airlines JFK Int'l.
Airport, 5.00%, 8/1/31 (1)	3,250	3,266
New York State Transportation Dev. , Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/36 (1)	2,250	2,549
New York State Transportation Dev. , Delta Air Lines LaGuardia
Airport, 5.00%, 10/1/40 (1)	2,500	2,904
New York State Transportation Dev. , JFK Int'l. Airport, 5.25%,
8/1/31 (1)	500	545
New York State Transportation Dev. , JFK Int'l. Airport, 5.375%,
8/1/36 (1)	750	821
New York State Transportation Dev. , JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (1)	500	558
New York State Transportation Dev. , JFK Int'l. Airport, Series A,
5.00%, 12/1/34 (1)	1,500	1,847
New York State Transportation Dev. , JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (1)	500	613
New York State Urban Dev. , Series A, 4.00%, 3/15/45	3,000	3,533
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/38	3,000	3,563
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1)	625	702
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1)	1,785	1,999
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/31 (1)	270	334
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/32 (1)	300	368
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/33 (1)	300	366

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Oneida County Local Dev. , Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2)	2,000	2,270

Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/37	175	189

Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/38	155	167

Onondaga Civic Dev. , Le Moyne College, Series B, 4.00%,
7/1/40	450	481

Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41
(Prerefunded 12/1/21) (4)	4,000	4,198

Onondaga County Trust for Cultural Resources, Syracuse Univ. ,
4.00%, 12/1/47	2,500	2,907

Onondaga County Trust for Cultural Resources, Syracuse Univ. ,
5.00%, 12/1/36 (Prerefunded 12/1/21) (4)	530	556

Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94	2,000	2,281

Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (1)	2,050	2,155

Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1)	2,000	2,214

Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	2,000	2,218

Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	1,535	1,823

Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1)	2,500	3,060

Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1)	2,500	2,983

Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal
Special Obligation, 6.00%, 12/1/36	1,500	1,510

Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43	680	835

Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48	1,000	1,218

Saratoga County Water Auth. , 4.00%, 9/1/48	2,460	2,744

Schenectady County Capital Resource, Union College, 5.00%,
1/1/40	1,000	1,190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47	4,460	5,245
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2)	5,000	6,063
Suffolk County Economic Dev. , 5.00%, 12/1/34	410	455
Suffolk County Economic Dev. , 5.00%, 12/1/40	1,500	1,646
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (4)	280	288
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, Unrefunded Balance, 5.00%, 7/1/28	1,620	1,658
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/23	500	520
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/24	710	738
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/25	500	519
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/32	750	776
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 11/15/29	1,545	1,702
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	1,460	1,585
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44	2,750	3,189
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54	2,000	2,333
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42	7,060	8,652
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 4.00%, 9/1/40	1,665	1,868
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/38	1,000	1,236
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/39	1,500	1,850
Utility Debt Securitization Auth. , 5.00%, 12/15/33	2,505	3,048
Utility Debt Securitization Auth. , Series A, 5.00%, 12/15/34	2,940	3,612
Utility Debt Securitization Auth. , Series B, 5.00%, 12/15/34	2,685	3,299
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34	200	224

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42	450	499
Westchester County Local Dev. , Pace Univ. , Series A, 5.00%,
5/1/34	870	939
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	1,130	1,227
Westchester County Local Dev. , Purchase Housing II Project,
5.00%, 6/1/30	425	470
Westchester County Local Dev. , Purchase Housing II Project,
5.00%, 6/1/37	1,000	1,081
Western Nassau County Water Auth. , Series A, 5.00%, 4/1/40	1,000	1,156
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39	420	471
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49	1,345	1,477
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54	430	471
		488,381

PUERTO RICO 2.0%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,025	1,063
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	785	795
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,115	1,129
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(8)	15	11
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(8)	20	15
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(8)	495	371
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(8)	45	34
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(8)	55	40
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(8)	220	164
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(8)	75	56

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(8)	90	67

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(8)	10	8

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(8)	35	26

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(8)	1,180	882

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(8)	10	7

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(8)	55	41

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(8)	50	37

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(8)	20	15

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(8)	55	41

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(8)	45	34

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(8)	15	11

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(8)	25	18

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(8)	20	15

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(8)	175	128

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(8)	50	38

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(8)	20	15

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(8)	450	338

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	130	143

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,000	2,628

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	515	393

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,333	939

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/46	2,000	598

10,100

VIRGIN ISLANDS 0.1%

Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	800	803

803

Total Investments in Securities 99.4%
(Cost $473,097)		$499,284

Other Assets Less Liabilities 0.6%		2,797

Net Assets 100.0%		$502,081

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,785 and represents 3.1% of net assets.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Non-income producing
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.